Financial Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) Issuer Violation Delinquency Counterparty	Dec. 31, 2017 EUR (€) Violation	Dec. 31, 2016
Disclosure of financial risk management [line items]
For NHG backed mortgage loans, lender-incurred haircut applied on realized losses on each defaulted loan	10.00%
Number of defaults with derivativies counterparty for last three years | Counterparty	0
Number of violation of credit name limit policy at group level | Violation	0	0
Fair value	€ 139,834,000,000	€ 139,711,000,000
Net impairments and (recoveries)	(10,000,000)
Maximum value of unrealized loss disclosed separately	25,000,000
Securities available-for-sale	84,675,000,000	88,170,000,000
Financial assets at fair value through profit or loss	8,597,000,000	7,119,000,000
Subordinated securities	1,389,000,000	764,000,000
Recoveries on previously impaired assets	34,000,000	16,000,000
Amount held in general account investment readily redeemable and saleable	32,116,000,000	34,393,000,000
Undrawn committed borrowing facilities	3,680,000,000	3,367,000,000
Equity portfolio [member]
Disclosure of financial risk management [line items]
Gross unrealized gain (AFS)	40,000,000	62,000,000
Gross unrealized loss	€ 20,000,000	13,000,000
Government [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Corporate financial banking sub sector [member]
Disclosure of financial risk management [line items]
Subordinated securities	€ 456,000,000	627,000,000
Unrealized loss on subordinated securities	€ 42,000,000	10,000,000
REITS sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Capital goods sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Consumer cyclical sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Consumer non cyclical sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Energy sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Technology sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Transportation sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Communications sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Electric sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Aegon US, NL [member]
Disclosure of financial risk management [line items]
Gross unrealized gain (AFS)	€ 4,370,000,000	6,392,000,000
Gross unrealized losses AFS debt securities	1,352,000,000	462,000,000
Gross unrealized loss	20,000,000	13,000,000
Aegon Americas and Netherlands [member]
Disclosure of financial risk management [line items]
Fair value	4,503,000,000	4,225,000,000
Net impairments and (recoveries)	(10,000,000)	0
Recoveries on previously impaired assets	34,000,000	16,000,000
Aegon US, NL [member]
Disclosure of financial risk management [line items]
Impairment release	€ 4,000,000	2,000,000
Belfius bank SA [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Residential mortgage- backed securities [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Residential mortgage- backed securities [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	€ 2,102,000,000	2,985,000,000
Financial assets at fair value through profit or loss	35,000,000	40,000,000
Gross unrealized loss on available-for-sale securities	29,000,000	29,000,000
Net unrealized gains on securities	266,000,000	268,000,000
Residential mortgage- backed securities [member] | Aegon US, NL [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	2,497,000,000	3,541,000,000
Gross unrealized losses RMBS	30,000,000	29,000,000
Net unrealized gains on securities	268,000,000	281,000,000
Residential mortgage- backed securities [member] | Aegon Netherlands [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	395,000,000	556,000,000
Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	3,349,000,000	3,403,000,000
Net unrealized gains on securities	€ 17,000,000	36,000,000
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Commercial mortgage- backed securities (CMBSs) [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	€ 3,314,000,000	3,375,000,000
Financial assets at fair value through profit or loss	0	0
Net unrealized gains on securities	17,000,000	36,000,000
Gross unrealized losses CMBS	44,000,000	22,000,000
Commercial mortgage- backed securities (CMBSs) [member] | Aegon Netherlands [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	€ 35,000,000	28,000,000
Asset backed securities [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Available for sale bonds [member] | Aegon Americas [member] | Corporate financial banking sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	€ 6,069,000,000	6,364,000,000
Available for sale bonds [member] | Aegon Americas [member] | REITS sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	1,552,000,000	1,290,000,000
Available for sale bonds [member] | Aegon Americas [member] | Capital goods sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	1,995,000,000	2,212,000,000
Available for sale bonds [member] | Aegon Americas [member] | Consumer cyclical sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	2,428,000,000	2,494,000,000
Available for sale bonds [member] | Aegon Americas [member] | Consumer non cyclical sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	5,362,000,000	5,729,000,000
Available for sale bonds [member] | Aegon Americas [member] | Energy sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	3,592,000,000	3,813,000,000
Available for sale bonds [member] | Aegon Americas [member] | Technology sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	2,002,000,000	1,819,000,000
Available for sale bonds [member] | Aegon Americas [member] | Transportation sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	1,549,000,000	1,597,000,000
Available for sale bonds [member] | Aegon Americas [member] | Communications sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	2,484,000,000	2,600,000,000
Available for sale bonds [member] | Aegon Americas [member] | Electric sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	3,121,000,000	3,013,000,000
Available for sale bonds [member] | Aegon US, NL [member] | Corporate financial banking sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	6,293,000,000	6,669,000,000
Gross unrealized losses Corporate Financial Banking Sub Sector	106,000,000	39,000,000
Net unrealized gain	4,000,000	307,000,000
Available for sale bonds [member] | Aegon US, NL [member] | REITS sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	1,624,000,000	1,369,000,000
Gross unrealized losses Corporate Financial Banking Sub Sector	49,000,000	5,000,000
Net unrealized gain	33,000,000	48,000,000
Available for sale bonds [member] | Aegon US, NL [member] | Capital goods sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	2,038,000,000	2,308,000,000
Gross unrealized losses Corporate Financial Banking Sub Sector	60,000,000	5,000,000
Net unrealized gain	29,000,000	210,000,000
Available for sale bonds [member] | Aegon US, NL [member] | Consumer cyclical sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	2,637,000,000	2,657,000,000
Gross unrealized losses Corporate Financial Banking Sub Sector	75,000,000	10,000,000
Net unrealized gain	52,000,000	245,000,000
Available for sale bonds [member] | Aegon US, NL [member] | Consumer non cyclical sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	5,615,000,000	6,010,000,000
Gross unrealized losses Corporate Financial Banking Sub Sector	182,000,000	35,000,000
Net unrealized gain	99,000,000	529,000,000
Available for sale bonds [member] | Aegon US, NL [member] | Energy sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	3,802,000,000	4,020,000,000
Gross unrealized losses Corporate Financial Banking Sub Sector	138,000,000	41,000,000
Net unrealized gain	13,000,000	316,000,000
Available for sale bonds [member] | Aegon US, NL [member] | Technology sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	2,046,000,000	1,840,000,000
Gross unrealized losses Corporate Financial Banking Sub Sector	47,000,000	6,000,000
Net unrealized gain	28,000,000	157,000,000
Available for sale bonds [member] | Aegon US, NL [member] | Transportation sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	1,720,000,000	1,787,000,000
Gross unrealized losses Corporate Financial Banking Sub Sector	70,000,000	9,000,000
Net unrealized gain	2,000,000	117,000,000
Available for sale bonds [member] | Aegon US, NL [member] | Communications sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	2,566,000,000	2,690,000,000
Gross unrealized losses Corporate Financial Banking Sub Sector	68,000,000	21,000,000
Net unrealized gain	90,000,000	279,000,000
Available for sale bonds [member] | Aegon US, NL [member] | Electric sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	3,178,000,000	3,098,000,000
Gross unrealized losses Corporate Financial Banking Sub Sector	64,000,000	13,000,000
Net unrealized gain	128,000,000	343,000,000
Available for sale bonds [member] | Aegon Netherlands [member] | Corporate financial banking sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	224,000,000	305,000,000
Available for sale bonds [member] | Aegon Netherlands [member] | REITS sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	71,000,000	79,000,000
Available for sale bonds [member] | Aegon Netherlands [member] | Capital goods sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	43,000,000	96,000,000
Available for sale bonds [member] | Aegon Netherlands [member] | Consumer cyclical sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	209,000,000	163,000,000
Available for sale bonds [member] | Aegon Netherlands [member] | Consumer non cyclical sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	253,000,000	281,000,000
Available for sale bonds [member] | Aegon Netherlands [member] | Energy sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	211,000,000	207,000,000
Available for sale bonds [member] | Aegon Netherlands [member] | Technology sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	44,000,000	21,000,000
Available for sale bonds [member] | Aegon Netherlands [member] | Transportation sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	171,000,000	191,000,000
Available for sale bonds [member] | Aegon Netherlands [member] | Communications sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	82,000,000	90,000,000
Available for sale bonds [member] | Aegon Netherlands [member] | Electric sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	57,000,000	85,000,000
Asset backed securities [member]
Disclosure of financial risk management [line items]
Fair value	4,503,000,000	4,226,000,000
Asset backed securities [member] | Aegon US, NL [member]
Disclosure of financial risk management [line items]
Gross unrealized losses ABS	52,000,000	14,000,000
Asset backed securities [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Fair value	2,626,000,000	2,429,000,000
Financial assets at fair value through profit or loss	6,000,000	10,000,000
Gross unrealized loss	18,000,000	12,000,000
Asset backed securities [member] | Aegon Netherlands [member]
Disclosure of financial risk management [line items]
Fair value	1,877,000,000	1,796,000,000
Gross unrealized loss	34,000,000	2,000,000
Asset backed securities [member] | Aegon Americas and Netherlands [member]
Disclosure of financial risk management [line items]
Fair value	4,503,000,000	4,226,000,000
Monoline insurers [member] | Aegon Americas [member] | Asia Portfolios [member]
Disclosure of financial risk management [line items]
Letters of credit /guarantees collateral	€ 178,000,000	264,000,000
Monoline insurers [member] | Municipal Bond Insurance Association, Inc. [member]
Disclosure of financial risk management [line items]
Percentage of Indirect Exposure	15.00%		31.00%
Monoline insurers [member] | Ambac Financial Group, Inc. [member]
Disclosure of financial risk management [line items]
Percentage of Indirect Exposure	13.00%		13.00%
Monoline insurers [member] | Assured Guaranty Corporation [member]
Disclosure of financial risk management [line items]
Percentage of Indirect Exposure	52.00%		43.00%
Americas commercial and agricultural mortgage loan portfolio [member]
Disclosure of financial risk management [line items]
Fair value	€ 8,059,000,000	€ 7,132,000,000
Percentage of loan to value	54.00%	55.00%
Assumed defaults rate on delinquent loans	1.25%	0.06%
Delinquency days (defined as 60 days in arrears) | Delinquency	60
Net impairments and (recoveries)	€ (1,000,000)	€ 19,000,000
Americas commercial and agricultural mortgage loan portfolio [member] | Foreclosed on impaired loans [member]
Disclosure of financial risk management [line items]
Net impairments and (recoveries)	0	0
Foreclosure and recoveries	0	0
Netherlands Mortgage Loan Portfolio [member]
Disclosure of financial risk management [line items]
Fair value	€ 31,686,000,000	€ 30,926,000,000
Percentage of loan to value	70.00%	76.00%
Assumed defaults rate on delinquent loans	0.20%	0.20%
Delinquency days (defined as 60 days in arrears) | Delinquency	60
Percentage of loan portfolio guaranteed by government	46.00%	51.00%
Impairment release	€ 0	€ 8,000,000
Percentage of average default of portfolio	0.05%
Bottom of range [member]
Disclosure of financial risk management [line items]
Net impairments and (recoveries)	€ 25,000,000	€ 25,000,000
Fed funds rate	1.00%
Unrealized loss position period	6 months
Bottom of range [member] | Government bonds [member]
Disclosure of financial risk management [line items]
Unrealized loss positions	€ 25,000,000
Bottom of range [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | REITS sub sector [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Capital goods sub sector [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Consumer cyclical sub sector [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Consumer non cyclical sub sector [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Energy sub sector [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Technology sub sector [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Transportation sub sector [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Communications sub sector [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Electric sub sector [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Assumed defaults rate on delinquent loans		0.00%
Prepayment assumptions		0.00%
Percentage of loss severity assumption		24.00%
Bottom of range [member] | Belfius bank SA [member]
Disclosure of financial risk management [line items]
Gross unrealized loss	25,000,000
Bottom of range [member] | Residential mortgage- backed securities [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Asset backed securities [member]
Disclosure of financial risk management [line items]
Unrealized loss	€ 25,000,000
Top of range [member]
Disclosure of financial risk management [line items]
Rate of fair value of investment	Significant or prolonged decline is generally defined within Aegon as an unrealized loss position for more than six months or a fair value of less than 80% of the cost price of the investment.
Top of range [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Assumed defaults rate on delinquent loans		100.00%
Prepayment assumptions		25.00%
Percentage of loss severity assumption		103.00%
Weighted average [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Assumed defaults rate on delinquent loans		78.90%	77.60%
Prepayment assumptions		5.40%	5.50%
Assumed defaults rate on current loans		57.00%	58.30%